ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2018
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12‑04(a) and 4‑08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and “Accumulated losses in excess of investment in subsidiaries and VIEs.” The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2017 and 2018, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Inter-company charges, share-based compensation and other miscellaneous expenses for the years ended December 31, 2016, 2017 and 2018, which were previously recognized at the parent company level, had been pushed down to the WFOE/VIE level given the majority of services were provided to the WFOE/VIE entities.

The condensed financial statements of the parent company should be read in conjunction with the Company’s consolidated financial statements and the accompanying notes thereto. For purposes of these condensed financial statements, the Company’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of the subsidiaries’ net assets (similar to presenting them on the equity method).

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2017 AND 2018

(US$’000, except share data and per share data, or otherwise noted)

	As of December 31,
	2017	2018
Assets
Current assets
Cash and cash equivalents	6,440	2,132
Amounts due from subsidiaries and VIEs	74,193	98,829
Other assets	1,194	929
Total current assets	81,827	101,890
Non-current assets
Deferred tax assets	—	269
Investments in subsidiaries and VIEs	41,407	40,759
Long-term investment	—	503
Total non-current assets	41,407	41,531
Total assets	123,234	143,421
Liabilities and shareholders’ equity
Current liabilities
Accrued liabilities and other current liabilities	3,250	2,586
Convertible notes at fair value	—	34,837
Total current liabilities	3,250	37,423
Non-current liability
Other liabilities	—	673
Total non-current liability	—	673
Total liabilities	3,250	38,096
Commitments and contingencies	—	—
Shareholders’ equity
Ordinary shares	26	28
Treasury shares	(2,093)	(576)
Other shareholders’ equity	122,051	105,873
Total shareholders’ equity	119,984	105,325
Total liabilities and shareholders’ equity	123,234	143,421

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2016, 2017 AND 2018

(US$’000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2016	2017	2018
Operating expenses
General and administrative expenses	(21,655)	(6,928)	(27,643)
Total operating expenses	(21,655)	(6,928)	(27,643)
Operating loss
Other gains/(losses), net	145	(116)	403
Fair value gains/(losses) on derivative liabilities	3,995	(10,190)	—
Fair value losses on convertible notes	—	—	(4,837)
Loss from subsidiaries and VIEs	(9,815)	(7,385)	(264)
Loss before income tax expense	(27,330)	(24,619)	(32,341)
Income tax expense	—	—	(68)
Net loss attributable to iClick Interactive Asia Group Limited	(27,330)	(24,619)	(32,409)
Accretion to convertible redeemable preferred shares redemption value	(773)	(1,662)	—
Accretion to redeemable ordinary shares redemption value	(1,556)	(3,650)	—
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(29,659)	(29,931)	(32,409)
Net loss attributable to iClick Interactive Asia Group Limited	(27,330)	(24,619)	(32,409)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	(139)	(79)	(2,547)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(27,469)	(24,698)	(34,956)

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2016, 2017 AND 2018

(US$'000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2016	2017	2018
Cash flows from operating activities:
Net cash used in operating activities	(8,083)	(34,030)	(32,234)
Cash flows from investing activities:
Increase in long-term investment	—	—	(503)
Net cash used in investing activities	—	—	(503)
Cash flows from financing activities:
Proceeds from issuance of Series E convertible redeemable preferred shares	20,000	—	—
Proceeds from exercise of share options	171	60	656
Proceeds from issuance of convertible notes	—	—	27,810
Repurchase of ordinary shares	—	—	(37)
Net proceeds from issuance of ordinary shares upon IPO	—	28,405	—
Net cash provided by financing activities	20,171	28,465	28,429
Net increase/(decrease) in cash and cash equivalents	12,088	(5,565)	(4,308)